INVENTORY (Tables)	9 Months Ended
Sep. 30, 2024
Schedule Of Inventory
	September 30, 2024	December 31, 2023
Process material stockpiles	$3,482	$4,050
Concentrate inventory	4,328	2,448
Materials and supplies	3,064	2,328
	$10,874	$8,826